Fair Value Measurement - Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3 (Details) (Bendon Limited) - Level 3 of Fair Value Hierarchy [Member] - NZD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DisclosureOfFairValueMeasurementLineItems [Line Items]
Changes in fair value
Conversion	(1,110)
Bendon Limited [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Balance at 31 January 2017	$ 1,110	$ 4,112
Changes in fair value		1,110
Conversion		(4,112)
Balance at 31 January 2018		$ 1,110